TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 11,223	Rp 12,193
Financial instruments not credit-impaired
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 4,799	Rp 5,291
Not past due
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	3.90%	5.70%
Past due up to 3 months
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	13.10%	9.10%
Past due more than 3 to 6 months
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	28.90%	21.80%
Past due more than 6 months
TRADE AND OTHER RECEIVABLES
Expected credit loss rate	86.10%	83.50%
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 18,178	Rp 18,257
Gross or Cost | Not past due
TRADE AND OTHER RECEIVABLES
Trade receivables	6,687	7,319
Gross or Cost | Past due up to 3 months
TRADE AND OTHER RECEIVABLES
Trade receivables	3,155	3,602
Gross or Cost | Past due more than 3 to 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	1,573	1,305
Gross or Cost | Past due more than 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	6,763	6,031
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	(6,955)	(6,064)	Rp (5,561)
Allowance for expected credit losses | Not past due
TRADE AND OTHER RECEIVABLES
Trade receivables	(263)	(417)
Allowance for expected credit losses | Past due up to 3 months
TRADE AND OTHER RECEIVABLES
Trade receivables	(414)	(329)
Allowance for expected credit losses | Past due more than 3 to 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	(454)	(285)
Allowance for expected credit losses | Past due more than 6 months
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp (5,824)	Rp (5,033)